Business Combinations - Assets Acquired and Liabilities Assumed (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Jan. 08, 2019	Apr. 30, 2018
Disclosure of detailed information about business combination [line items]
Inventories	¥ 753,881	¥ 759,599
Shire
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			¥ 227,223
Trade and other receivables			326,154
Inventories			751,832
Property, plant and equipment			699,631
Intangible assets			3,769,076
Assets held for sale			474,596
Other assets			96,331
Trade and other payables			(61,382)
Provisions			(336,573)
Bonds and loans			(1,603,199)
Deferred tax liabilities			(657,487)
Liabilities held for sale			(211,663)
Other liabilities			(389,610)
Basis adjustments			(37,107)
Net assets acquired			6,213,335
Shire | Goodwill
Disclosure of detailed information about business combination [line items]
Goodwill			¥ 3,165,513
TiGenix
Disclosure of detailed information about business combination [line items]
Intangible assets				¥ 63,421
Other assets				5,541
Deferred tax liabilities				(8,043)
Other liabilities				(5,678)
Basis adjustments				(3,381)
Goodwill				18,143
Net assets acquired				¥ 70,003